Stock Based Compensation Plans: (Details 1) - $ / shares	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Stock Based Compensation Plans Details [Abstract]
Options outstanding - beginning of period	5,091,565	3,357,000
Weighted average exercise price - options outstanding	$ 3.13	$ 2.84
Options granted		5,277,500
Weighted average exercise price - options granted		$ 3.15
Options exercised		(137,500)
Weighted average exercise price - options exercised		$ 2.89
Options expired	(487,000)	(1,469,500)
Weighted average exercise price - options expired	$ 3.34	$ 2.89
Options outstanding - end of period	4,604,565	7,027,500
Weighted average exercise price - options outstanding	$ 3.13	$ 2.84	$ 3.11	$ 3.06
Options exercisable - end of period	4,060,818	5,908,752
Weighted average exercise price - options exercisable			$ 3.10	$ 3.05